UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio
July 31, 2014
unaudited
Common stocks 81.21% Information technology 12.62%	Shares	Value (000)
Baidu, Inc., Class A (ADR)[1]	2,152,900	$465,134
Samsung Electronics Co. Ltd.[2]	241,250	314,338
Samsung Electronics Co. Ltd., nonvoting preferred[2]	9,700	10,048
Google Inc., Class A1	204,950	118,779
Google Inc., Class C1	204,950	117,149
Mail.Ru Group Ltd. (GDR)[1,2]	7,036,305	209,401
Mail.Ru Group Ltd. (GDR)[1,2,3]	848,230	25,243
AAC Technologies Holdings Inc.[2]	28,824,500	171,610
Murata Manufacturing Co., Ltd.[2]	1,722,400	164,443
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	32,713,000	131,429
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,400,000	28,000
Tencent Holdings Ltd.[2]	9,228,000	149,200
Yandex NV, Class A1	4,821,584	145,998
Alcatel-Lucent[1,2]	37,384,619	131,358
Avago Technologies Ltd.	1,867,000	129,532
Infosys Ltd.[2]	1,895,900	105,188
Infosys Ltd. (ADR)	394,000	21,599
Tech Mahindra Ltd.[2]	2,733,218	97,079
Cognizant Technology Solutions Corp., Class A1	1,550,000	76,028
TDK Corp.[2]	1,569,800	75,233
Apple Inc.	674,350	64,448
OMRON Corp.[2]	1,265,000	55,977
Quanta Computer Inc.[2]	16,655,000	46,706
Hexagon AB, Class B2	1,358,000	42,017
ASM Pacific Technology Ltd.[2]	3,419,900	36,345
Gemalto NV2	337,200	32,850
Anritsu Corp.[2]	3,427,000	32,838
Samsung SDI Co., Ltd.[2]	208,048	32,291
Broadcom Corp., Class A	810,200	30,998
Accenture PLC, Class A	290,000	22,991
STMicroelectronics NV2	2,655,000	22,040
Infineon Technologies AG2	1,590,000	17,613
Spectris PLC[2]	500,000	16,097
NetEase, Inc. (ADR)	174,064	14,628
		3,154,628
Financials 12.60%
Prudential PLC[2]	10,402,431	239,536
AIA Group Ltd.[2]	34,774,600	186,504
HDFC Bank Ltd.[2]	7,802,337	106,943
HDFC Bank Ltd. (ADR)	1,362,679	64,591
ICICI Bank Ltd.[2]	5,478,462	132,906
ICICI Bank Ltd. (ADR)	559,837	28,003
Axis Bank Ltd.[2]	24,506,560	158,117
KASIKORNBANK PCL[2]	21,361,003	140,509
KASIKORNBANK PCL, nonvoting depository receipts[2]	2,583,997	16,726
AEON Financial Service Co., Ltd.[2]	5,570,000	127,605
New World Fund — Page 1 of 17

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Eurobank Ergasias SA1,2	262,425,159	$117,340
Piraeus Bank SA1,2	52,356,059	109,732
Bank of the Philippine Islands[2]	46,231,443	100,793
American Tower Corp.	1,043,900	98,534
Sberbank of Russia (ADR)[2]	5,640,000	46,758
Sberbank of Russia (ADR)	4,562,500	37,778
Sberbank of Russia (GDR)[2,3]	1,432,900	11,879
China Overseas Land & Investment Ltd.[2]	31,706,000	96,319
Citigroup Inc.	1,820,000	89,016
Siam Commercial Bank PCL[2]	14,933,000	82,698
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	6,082,700	80,778
UniCredit SpA[2]	9,407,784	73,299
Housing Development Finance Corp. Ltd.[2]	4,000,250	70,434
Banco Bilbao Vizcaya Argentaria, SA2	5,577,006	68,627
Kotak Mahindra Bank Ltd.[2]	4,290,000	67,335
Fibra Uno Administración, SA de CV	19,122,607	67,204
Ping An Insurance (Group) Co. of China, Ltd., Class H2	7,023,000	59,989
Grupo Financiero Banorte, SAB de CV, Series O	7,650,000	50,842
Ayala Land, Inc.[2]	65,163,800	46,543
Ayala Land, Inc., preference shares[2]	30,910,900	71
BM&FBOVESPA SA, ordinary nominative	8,399,600	44,835
ACE Ltd.	425,000	42,542
Raiffeisen Bank International AG, non-registered shares[2]	1,357,876	37,076
Türkiye Garanti Bankasi AS2	8,559,582	35,029
United Bank Ltd.[2]	14,926,100	29,393
Banco Espírito Santo, SA1,2	109,323,661	28,986
Itaú Unibanco Holding SA, preferred nominative	1,870,576	28,940
China Pacific Insurance (Group) Co., Ltd., Class H2	7,260,000	28,559
PT Bank Rakyat Indonesia (Persero) Tbk[2]	30,000,000	27,501
Banco Bradesco SA, preferred nominative	1,748,708	26,677
Banco Santander, SA1,2	2,553,000	25,657
Itaúsa - Investimentos Itaú SA, preferred nominative	6,117,705	25,590
Brookfield Asset Management Inc., Class A	562,000	25,093
Bank of China Ltd., Class H2	47,531,000	22,733
Banco Santander (Brasil) SA, units	3,000,000	20,152
Standard Chartered PLC[2]	939,149	19,484
Shriram Transport Finance Co. Ltd.[2]	1,231,277	18,259
Agricultural Bank of China, Class H2	34,291,000	16,706
GT Capital Holdings, Inc.[2]	778,000	15,905
Industrial and Commercial Bank of China Ltd., Class H2	20,106,845	13,780
Metropolitan Bank & Trust Co.[2]	6,743,750	13,308
HSBC Holdings PLC (HKD denominated)[2]	1,125,779	12,095
TCS Group Holding PLC (GDR)[1,2,3]	768,600	4,116
TCS Group Holding PLC (GDR)[1,2]	575,000	3,079
Bao Viet Holdings[2]	2,931,430	5,827
C C Land Holdings Ltd.[2]	2,000,000	439
		3,149,170
New World Fund — Page 2 of 17

unaudited
Common stocks Consumer discretionary 11.59%	Shares	Value (000)
Naspers Ltd., Class N2	1,849,281	$227,128
Altice SA1,2	2,884,150	165,768
Toyota Motor Corp.[2]	2,697,900	159,604
Li & Fung Ltd.[2]	81,686,000	109,132
Ctrip.com International, Ltd. (ADR)[1]	1,663,000	106,482
Inchcape PLC[2]	9,305,000	100,301
Domino’s Pizza, Inc.	1,300,000	93,600
Swatch Group Ltd, non-registered shares[2]	88,900	47,590
Swatch Group Ltd[2]	342,000	34,309
Hankook Tire Co., Ltd.[2]	1,415,180	77,801
Zhongsheng Group Holdings Ltd.[2]	57,922,000	73,886
Melco Crown Entertainment Ltd. (ADR)	2,152,000	71,446
L’Occitane International SA2	27,435,750	70,762
Maruti Suzuki India Ltd.[2]	1,698,000	70,751
Hyundai Motor Co.[2]	289,300	68,887
Arcos Dorados Holdings Inc., Class A	6,683,481	68,573
Chow Sang Sang Holdings International Ltd.[2]	25,108,000	65,125
Truworths International Ltd.[2]	9,233,000	64,764
Wynn Macau, Ltd.[2]	14,801,400	62,886
Zee Entertainment Enterprises Ltd.[2]	12,420,000	59,545
Daimler AG2	705,000	58,408
Renault SA2	695,894	57,838
SAIC Motor Corp. Ltd., Class A2	21,504,614	56,577
Kering SA2	254,000	54,219
Techtronic Industries Co. Ltd.[2]	17,785,000	53,541
Galaxy Entertainment Group Ltd.[2]	6,155,000	51,585
Honda Motor Co., Ltd.[2]	1,385,000	48,055
Kroton Educacional SA, ordinary nominative	1,785,000	47,537
JD.com, Inc., Class A (ADR)[1]	1,497,700	42,804
Industria de Diseño Textil, SA2	1,457,500	42,475
Hyundai Mobis Co., Ltd.[2]	133,400	39,675
Intercontinental Hotels Group PLC[2]	853,538	34,575
NIKE, Inc., Class B	445,000	34,323
Publicis Groupe SA2	464,476	33,722
Mahindra & Mahindra Ltd.[2]	1,680,500	33,243
Tata Motors Ltd.[2]	4,337,995	32,003
Global Brands Group Holding Ltd.[1,2]	122,058,000	31,971
Dongfeng Motor Group Co., Ltd., Class H2	17,518,000	31,024
Bayerische Motoren Werke AG2	223,400	26,712
Sands China Ltd.[2]	3,630,000	26,622
Hero MotoCorp Ltd.[2]	606,394	26,000
Ripley Corp SA	42,820,000	25,703
Mr Price Group Ltd.[2]	1,315,592	24,804
Shangri-La Asia Ltd.[2]	14,802,000	23,465
Golden Eagle Retail Group Ltd.[2]	17,395,000	22,477
Cie. Financière Richemont SA, Class A2	235,000	22,364
Belle International Holdings Ltd.[2]	17,605,000	21,940
PT Astra International Tbk[2]	32,820,000	21,867
Melco International Development Ltd.[2]	7,315,000	21,704
General Motors Co.	548,000	18,533
Volkswagen AG, nonvoting preferred[2]	66,000	15,419
Nokian Renkaat Oyj[2]	320,000	11,065
Las Vegas Sands Corp.	77,200	5,701
		2,896,291
New World Fund — Page 3 of 17

unaudited
Common stocks Consumer staples 8.66%	Shares	Value (000)
Magnit OJSC (GDR)[2]	2,295,700	$135,003
Magnit OJSC (GDR)[2,3]	1,881,000	110,616
Nestlé SA2	2,679,417	198,910
Lenta Ltd. (GDR)[1,2,3]	13,753,700	168,256
Lenta Ltd. (GDR)[1,2]	1,764,564	21,347
LT Group, Inc.[2]	336,174,800	123,515
Pernod Ricard SA2	1,096,460	122,848
ITC Ltd.[2]	18,880,000	110,705
Coca-Cola Co.	2,680,000	105,297
Hypermarcas SA, ordinary nominative[1]	12,240,200	97,598
British American Tobacco PLC[2]	1,533,000	89,718
Unilever NV, depository receipts[2]	1,871,000	77,024
Anheuser-Busch InBev NV2	657,800	71,119
SABMiller PLC[2]	1,298,200	70,722
Shoprite Holdings Ltd.[2]	4,072,122	61,395
PepsiCo, Inc.	646,000	56,913
United Breweries Ltd.[2]	4,564,958	53,040
Henkel AG & Co. KGaA, nonvoting preferred[2]	470,000	52,502
Grupo Nutresa SA	3,341,557	48,252
Associated British Foods PLC[2]	1,015,000	47,515
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	37,065
Wal-Mart de México, SAB de CV, Series V	3,910,000	9,701
Procter & Gamble Co.	513,000	39,665
Thai Beverage PCL[2]	70,000,000	34,523
Coca-Cola Icecek AS, Class C2	1,344,000	33,630
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	30,508
China Mengniu Dairy Co.[2]	5,678,000	27,604
Avon Products, Inc.	1,900,000	25,080
Wumart Stores, Inc., Class H2	22,535,000	20,039
Imperial Tobacco Group PLC[2]	456,262	19,761
Orion Corp.[2]	20,250	18,495
Coca-Cola HBC AG (CDI)[2]	555,000	12,995
United Spirits Ltd.[2]	293,578	11,415
Japan Tobacco Inc.[2]	222,000	7,746
L’Oréal SA, non-registered shares[2]	41,800	7,059
Asahi Group Holdings, Ltd.[2]	177,100	5,366
		2,162,947
Industrials 7.72%
International Container Terminal Services, Inc.[2,4]	106,374,000	276,745
Cummins Inc.	1,416,000	197,376
ASSA ABLOY AB, Class B2	2,097,660	102,791
Alliance Global Group, Inc.[2]	167,000,000	100,212
Jardine Matheson Holdings Ltd.[2]	1,275,000	76,406
Intertek Group PLC[2]	1,760,700	76,176
DP World Ltd.	3,791,620	75,453
Airbus Group NV2	1,174,573	67,926
Shanghai Industrial Holdings Ltd.[2]	20,253,000	67,553
United Technologies Corp.	607,000	63,826
Industries Qatar QSC[2]	1,257,816	59,903
JG Summit Holdings, Inc.[2]	45,956,200	55,922
Bureau Veritas SA2	2,074,864	53,343
Andritz AG2	965,000	52,191
SGS SA2	23,101	50,405
SMC Corp.[2]	167,000	46,298
New World Fund — Page 4 of 17

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Kansas City Southern	355,000	$38,716
Komatsu Ltd.[2]	1,675,000	36,839
CIMC Enric Holdings Ltd.[2]	29,868,000	35,731
Toshiba Corp.[2]	8,000,000	35,625
Deutsche Post AG2	1,073,000	34,420
Rolls-Royce Holdings PLC[1,2]	1,849,100	32,214
Polypore International, Inc.[1]	700,000	30,170
China State Construction International Holdings Ltd.[2]	16,650,000	29,446
Avianca Holdings SA, preferred, restricted-voting (ADR)	1,805,300	29,318
Siemens AG2	235,000	29,073
Experian PLC[2]	1,520,000	25,971
Schneider Electric SE2	266,800	22,445
ITOCHU Corp.[2]	1,740,000	22,266
Chart Industries, Inc.[1]	269,695	20,510
Jardine Strategic Holdings Ltd.[2]	546,500	19,518
KONE Oyj, Class B2	419,800	17,645
Cebu Air, Inc.[2]	11,933,790	15,746
Rockwell Automation	115,200	12,863
A.P. Møller - Mærsk A/S, Class B2	3,900	9,059
KBR, Inc.	340,000	7,024
PT Bakrie & Brothers Tbk[1,2]	1,332,820,100	1,497
		1,928,622
Health care 7.68%
Hikma Pharmaceuticals PLC[2,4]	11,689,828	354,642
Novo Nordisk A/S, Class B2	5,920,750	273,245
Grifols, SA, Class B, non-registered shares[2]	2,997,363	112,137
Grifols, SA, Class B (ADR)	1,384,215	50,759
Grifols, SA, Class A, non-registered shares[2]	464,100	20,892
Novartis AG2	1,698,100	148,226
Novartis AG (ADR)	300,000	26,082
Alexion Pharmaceuticals, Inc.[1]	1,056,304	167,942
Bayer AG2	891,500	118,066
Genomma Lab Internacional, SAB de CV, Series B1	27,395,000	73,233
Krka, dd, Novo mesto[2]	755,000	66,141
Pharmstandard OJSC (GDR)[1,2]	6,123,618	50,851
Pharmstandard OJSC (GDR)[1,2,3]	392,700	3,261
Life Healthcare Group Holdings Ltd.[2]	12,125,000	49,770
Merck & Co., Inc.	860,000	48,796
PerkinElmer, Inc.	830,000	38,363
Thermo Fisher Scientific Inc.	313,000	38,030
Teva Pharmaceutical Industries Ltd. (ADR)	710,000	37,985
BioMarin Pharmaceutical Inc.[1]	592,029	36,599
Baxter International Inc.	480,000	35,851
Waters Corp.[1]	330,000	34,135
Cochlear Ltd.[2]	540,000	31,669
CSL Ltd.[2]	505,000	31,613
AstraZeneca PLC[2]	400,000	29,142
Glenmark Pharmaceuticals Ltd.[2]	1,996,000	21,726
PT Kalbe Farma Tbk[2]	139,340,000	20,801
		1,919,957
New World Fund — Page 5 of 17

unaudited
Common stocks Energy 5.61%	Shares	Value (000)
InterOil Corp.[1,4]	3,583,239	$202,883
Genel Energy PLC[1,2]	9,920,600	166,649
Pacific Rubiales Energy Corp.	6,537,728	125,016
Galp Energia, SGPS, SA, Class B2	5,679,155	100,606
Royal Dutch Shell PLC, Class B2	1,905,000	82,074
Royal Dutch Shell PLC, Class B (ADR)	210,000	18,089
Ophir Energy PLC[1,2]	27,266,242	99,042
Cobalt International Energy, Inc.[1]	5,330,000	85,387
Reliance Industries Ltd.[2]	4,517,606	74,771
Noble Energy, Inc.	1,067,000	70,945
Indus Gas Ltd.[2,4]	10,429,272	66,910
Oil Search Ltd.[2]	6,591,377	57,679
Africa Oil Corp.[1]	8,057,700	49,365
Africa Oil Corp. (SEK denominated)[1,2]	346,925	2,176
Gulf Keystone Petroleum Ltd.[1,2]	19,594,850	26,675
Gulf Keystone Petroleum Ltd.[1,2,3]	14,287,125	19,450
BG Group PLC[2]	1,533,000	30,245
Eni SpA[2]	1,184,000	30,098
CNOOC Ltd.[2]	15,861,000	28,143
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	1,500,000	23,910
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	200,000	3,364
BP PLC[2]	2,480,000	20,258
INPEX CORP.[2]	812,000	12,063
YPF Sociedad Anónima, Class D (ADR)	202,200	7,154
		1,402,952
Telecommunication services 3.92%
SoftBank Corp.[2]	3,593,500	254,772
MTN Group Ltd.[2]	8,651,491	178,458
Reliance Communications Ltd.[2]	66,451,096	147,263
China Mobile Ltd.[2]	6,630,000	73,336
Globe Telecom, Inc.[2]	1,670,000	66,566
TIM Participações SA, ordinary nominative	9,509,000	50,379
OJSC Mobile TeleSystems (ADR)	2,223,000	39,858
Bharti Infratel Ltd.[2]	9,400,000	39,747
Intouch Holdings PCL, nonvoting depository receipts[2]	7,405,300	15,786
Intouch Holdings PCL[2]	7,054,700	15,039
América Móvil, SAB de CV, Series L (ADR)	935,000	22,038
China Telecom Corp. Ltd., Class H2	36,912,000	20,706
PT XL Axiata Tbk[2]	34,045,665	15,307
China Unicom (Hong Kong) Ltd.[2]	7,000,000	12,226
China Communications Services Corp. Ltd., Class H2	20,400,000	9,953
MegaFon OJSC (GDR)[2,3]	343,900	9,578
Hellenic Telecommunications Organization SA1,2	612,500	8,380
NII Holdings, Inc., Class B1	795,705	545
		979,937
New World Fund — Page 6 of 17

unaudited
Common stocks Materials 3.08%	Shares	Value (000)
Linde AG2	545,392	$111,663
Celanese Corp., Series A	1,041,000	60,597
Anhui Conch Cement Co. Ltd., Class H2	15,434,000	58,089
Grasim Industries Ltd. (GDR)[1,2]	527,053	27,903
Grasim Industries Ltd.[1,2]	521,502	27,609
Holcim Ltd[2]	689,676	55,308
Akzo Nobel NV2	726,000	52,335
First Quantum Minerals Ltd.	2,080,400	49,341
Givaudan SA2	24,662	40,360
Solvay NV2	240,000	38,752
Ambuja Cements Ltd.[2]	10,700,000	36,433
Glencore PLC[2]	5,080,019	30,851
Wacker Chemie AG2	228,000	26,465
BHP Billiton PLC[2]	700,000	23,902
International Flavors & Fragrances Inc.	215,000	21,713
Rio Tinto PLC[2]	346,000	19,777
Vedanta Resources PLC[2]	1,098,918	19,494
ALROSA OJSC[2]	13,000,000	16,037
ArcelorMittal[2]	980,000	14,858
LG Chem, Ltd.[2]	45,500	12,724
FUCHS PETROLUB SE2	267,950	10,750
African Minerals Ltd.[1,2]	7,793,102	9,116
Northam Platinum Ltd.[2]	1,583,971	6,501
		770,578
Utilities 2.81%
ENN Energy Holdings Ltd.[2]	32,552,000	230,162
Power Grid Corp. of India Ltd.[2]	92,408,870	203,228
PT Perusahaan Gas Negara (Persero) Tbk[2]	293,633,500	149,472
Cheung Kong Infrastructure Holdings Ltd.[2]	8,340,000	58,796
Infraestructura Energética Nova, SAB de CV	4,575,000	25,816
Energy World Corp. Ltd.[1,2]	61,900,000	20,267
China Resources Gas Group Ltd.[2]	4,550,000	14,364
		702,105
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		1,229,387
Total common stocks (cost: $15,092,079,000)		20,296,574
Preferred securities 0.01% Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		3,232
Total preferred securities (cost: $1,848,000)		3,232
Convertible bonds 0.02% Consumer staples 0.02%	Principal amount (000)
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZARZAR 62,950	6,528
Total convertible bonds (cost: $8,166,000)		6,528
New World Fund — Page 7 of 17

unaudited
Bonds, notes & other debt instruments 9.62% Bonds & notes of governments & government agencies outside the U.S. 7.66%	Principal amount (000)	Value (000)
Argentina (Republic of) 7.00% 2017	$$82,472	$74,225
Brazil (Federal Republic of) 6.00% 2015[5]	BRLBRL 14,937	6,570
Brazil (Federal Republic of) 10.00% 2017	25,800	11,015
Brazil (Federal Republic of) 6.00% 2017[5]	24,895	11,024
Brazil (Federal Republic of) 6.00% 2018[5]	69,705	30,746
Brazil (Federal Republic of) 6.00% 2020[5]	26,139	11,497
Brazil (Federal Republic of) 10.00% 2023	50,430	20,202
Brazil (Federal Republic of) 10.00% 2025	20,570	8,092
Brazil (Federal Republic of) 6.00% 2045[5]	27,384	11,762
Chilean Government 5.50% 2020	CLPCLP 1,915,000	3,568
Colombia (Republic of), Series B, 5.00% 2018	COPCOP 68,904,300	35,721
Colombia (Republic of), Series B, 7.00% 2022	25,900,000	14,129
Colombia (Republic of), Series B, 6.00% 2028	30,523,900	14,783
Colombia (Republic of) Global 4.375% 2021	$$18,800	20,069
Colombia (Republic of) Global 9.85% 2027	COPCOP 5,915,000	4,082
Colombia (Republic of) Global 6.125% 2041	$$11,200	13,440
Croatian Government 6.75% 2019[3]	3,490	3,904
Croatian Government 6.625% 2020	27,365	30,580
Croatian Government 6.375% 2021[3]	8,650	9,515
Croatian Government 5.50% 2023[3]	9,785	10,176
Dominican Republic 9.04% 2018[6]	2,754	3,050
Dominican Republic 7.50% 2021[6]	1,000	1,147
Dominican Republic 8.625% 2027[3,6]	9,900	12,449
Dominican Republic 7.45% 2044[3]	38,350	41,035
Egypt (Arab Republic of) 5.75% 2020[3]	4,000	4,190
Gabonese Republic 6.375% 2024[6]	16,200	17,702
Greek Government 2.00%/3.00% 2023[7]	€€ 3,190	3,550
Greek Government 2.00%/3.00% 2024[7]	3,190	3,467
Greek Government 2.00%/3.00% 2025[7]	3,190	3,347
Greek Government 2.00%/3.00% 2026[7]	3,190	3,244
Greek Government 2.00%/3.00% 2027[7]	3,190	3,126
Greek Government 2.00%/3.00% 2028[7]	3,190	3,069
Greek Government 2.00%/3.00% 2029[7]	4,135	3,943
Greek Government 2.00%/3.00% 2030[7]	4,135	3,883
Greek Government 2.00%/3.00% 2031[7]	4,135	3,821
Greek Government 2.00%/3.00% 2032[7]	4,135	3,787
Greek Government 2.00%/3.00% 2033[7]	4,135	3,767
Greek Government 2.00%/3.00% 2034[7]	4,135	3,722
Greek Government 2.00%/3.00% 2035[7]	4,135	3,711
Greek Government 2.00%/3.00% 2036[7]	4,925	4,383
Greek Government 2.00%/3.00% 2037[7]	4,925	4,359
Greek Government 2.00%/3.00% 2038[7]	4,925	4,350
Greek Government 2.00%/3.00% 2039[7]	4,925	4,331
Greek Government 2.00%/3.00% 2040[7]	4,925	4,327
Greek Government 2.00%/3.00% 2041[7]	4,925	4,320
Greek Government 2.00%/3.00% 2042[7]	4,925	4,311
Hungarian Government 4.00% 2019	$$1,960	2,020
Hungarian Government 6.25% 2020	26,040	29,432
Hungarian Government 6.375% 2021	9,260	10,603
Hungarian Government 5.375% 2023	10,840	11,626
Hungarian Government 5.75% 2023	4,200	4,589
New World Fund — Page 8 of 17

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Hungarian Government, Series 23A, 6.00% 2023	HUFHUF 2,153,410	$10,171
Hungarian Government 5.375% 2024	$$6,050	6,413
Hungarian Government, Series 25B, 5.50% 2025	HUFHUF 3,296,590	15,493
Hungarian Government 7.625% 2041	$$9,400	12,008
India (Republic of) 7.28% 2019	INRINR 1,659,000	26,326
Indonesia (Republic of) 6.875% 2018	$$6,696	7,650
Indonesia (Republic of) 5.875% 2020	39,520	44,361
Indonesia (Republic of) 4.875% 2021[3]	23,465	25,020
Indonesia (Republic of) 4.875% 2021	10,875	11,595
Indonesia (Republic of) 8.25% 2021	IDRIDR 143,000,000	12,549
Indonesia (Republic of) 3.75% 2022	$$1,950	1,926
Indonesia (Republic of) 5.875% 2024[3]	6,500	7,321
Indonesia (Republic of) 7.75% 2038[3]	3,730	4,849
Indonesia (Republic of) 5.25% 2042	5,000	5,012
Indonesia (Republic of) 4.625% 2043	4,000	3,650
Indonesia (Republic of) 6.75% 2044	26,105	31,228
Indonesia (Republic of) 6.75% 2044[3]	10,170	12,166
Kenya (Rebulic of) 5.875 2019[3]	3,155	3,258
Kenya (Republic of) 6.875% 2024[3]	24,030	25,555
Morocco Government 4.25% 2022	6,500	6,504
Morocco Government 4.25% 2022[3]	2,200	2,201
Morocco Government 5.50% 2042	19,200	19,248
Morocco Government 5.50% 2042[3]	1,800	1,804
Nigeria (Republic of) 5.125% 2018[3]	4,265	4,465
Nigeria (Republic of) 16.00% 2019	NGNNGN 1,650,000	12,077
Nigeria (Republic of) 6.75% 2021[3]	$$9,900	10,989
Nigeria (Republic of) 6.375% 2023	25,000	27,239
Nigeria (Republic of) 6.375% 2023[3]	2,145	2,337
Pakistan (Republic of) 6.875% 2017	6,800	7,107
Pakistan (Republic of) 7.25% 2019[3]	7,000	7,315
Pakistan (Republic of) 8.25% 2024[3]	5,000	5,325
Panama (Republic of) Global 8.875% 2027	2,775	3,996
Panama (Republic of) Global 9.375% 2029	9,034	13,506
Panama (Republic of) Global 6.70% 2036[6]	6,819	8,404
Peru (Republic of) 8.375% 2016	15,763	17,812
Peru (Republic of) 7.35% 2025	3,550	4,704
Peru (Republic of) 8.75% 2033	14,975	22,912
Peru (Republic of) 6.55% 2037[6]	5,042	6,340
Philippines (Republic of) 9.375% 2017	4,000	4,790
Philippines (Republic of) 4.95% 2021	PHPPHP 1,190,000	29,694
Philippines (Republic of) 6.375% 2022	285,200	7,598
Philippines (Republic of) 5.50% 2026	$$7,000	8,103
Philippines (Republic of) 7.75% 2031	16,070	22,398
Philippines (Republic of) 6.25% 2036	PHPPHP 860,000	21,668
Polish Government, Series 1021, 5.75% 2021	PLNPLN 74,600	27,722
Polish Government 5.00% 2022	$$25,895	28,905
New World Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Polish Government 2.75% 2023[5]	PLNPLN 10,582	$3,681
Polish Government 4.00% 2024	$$35,450	36,912
Russian Federation 6.20% 2018	RUBRUB 1,123,400	28,911
Russian Federation 5.00% 2020	$$6,300	6,554
Russian Federation 7.50% 2030[3,6]	21,107	23,935
Russian Federation 7.50% 2030[6]	5,480	6,214
Slovenia (Republic of) 4.75% 2018[3]	16,515	17,733
Slovenia (Republic of) 4.125% 2019[3]	1,645	1,716
Slovenia (Republic of) 5.50% 2022[3]	3,000	3,281
Slovenia (Republic of) 5.85% 2023[3]	23,970	26,846
Slovenia (Republic of) 5.85% 2023	5,800	6,496
South Africa (Republic of) 5.50% 2020	24,700	26,985
South Africa (Republic of), Series R-2023, 7.75% 2023	ZARZAR 151,150	13,823
South Africa (Republic of) 4.665% 2024	$$11,350	11,634
South Africa (Republic of), Series R-214, 6.50% 2041	ZARZAR 619,700	43,400
State of Qatar 5.75% 2042	$$9,300	10,701
Turkey (Republic of) 4.557% 2018[3]	8,605	9,024
Turkey (Republic of) 7.00% 2019	3,500	4,038
Turkey (Republic of) 10.50% 2020	TRYTRY 26,825	13,602
Turkey (Republic of) 3.00% 2021[5]	13,364	6,664
Turkey (Republic of) 5.625% 2021	$$28,575	31,429
Turkey (Republic of) 3.00% 2023[5]	TRYTRY 9,307	4,741
Turkey (Republic of) 8.80% 2023	22,500	10,516
Turkey (Republic of) 2.80% 2023[5]	11,170	5,611
Turkey (Republic of) 6.00% 2041	$$52,300	56,399
United Mexican States Government, Series M, 5.00% 2017	MXNMXN 140,900	11,022
United Mexican States Government, Series M10, 7.75% 2017	85,000	7,144
United Mexican States Government 4.00% 2019[5]	431,417	36,796
United Mexican States Government 2.50% 2020[5]	149,119	11,713
United Mexican States Government, Series M, 6.50% 2021	389,400	31,451
United Mexican States Government 2.00% 2022[5]	51,420	3,863
United Mexican States Government, Series M20, 10.00% 2024	97,000	9,697
United Mexican States Government 4.00% 2040[5]	66,332	5,606
United Mexican States Government Global, Series A, 5.625% 2017	$$14,396	15,864
United Mexican States Government Global, Series A, 5.125% 2020	31,798	35,773
United Mexican States Government Global, Series A, 3.625% 2022	18,000	18,432
United Mexican States Government Global, Series A, 4.00% 2023	10,700	11,152
United Mexican States Government Global, Series A, 6.05% 2040	24,180	29,288
United Mexican States Government Global 4.75% 2044	15,000	15,113
United Mexican States Government Global 5.55% 2045	23,095	26,086
Uruguay (Republic of) 5.00% 2018[5]	UYUUYU 118,479	5,549
Uruguay (Republic of) 4.375% 2028[5,6]	114,998	5,534
Venezuela (Republic of) 9.25% 2027	$$26,290	22,018
Venezuela (Republic of) 9.25% 2028	4,460	3,657
Zambia (Republic of) 5.375% 2022	19,500	18,671
Zambia (Republic of) 8.50% 2024[3]	16,550	18,802
		1,915,552
New World Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 1.31% Energy 0.56%	Principal amount (000)	Value (000)
Ecopetrol SA 5.875% 2023	$3,100	$3,494
Ecopetrol SA 5.875% 2045	8,775	9,214
Gazprom OJSC 5.092% 2015[3]	11,480	11,772
Gazprom OJSC 9.25% 2019	15,000	17,512
Gazprom OJSC, Series 9, 6.51% 2022	17,200	17,897
Gazprom OJSC 6.51% 2022[3]	10,810	11,248
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	17,824
Petróleos Mexicanos 5.50% 2021	7,675	8,524
Petróleos Mexicanos 4.875% 2022	5,568	5,974
Petróleos Mexicanos 3.50% 2023	3,975	3,832
Petróleos Mexicanos 6.50% 2041	8,825	10,300
Petróleos Mexicanos 5.50% 2044	2,425	2,510
PTT Exploration & Production Ltd. 5.692% 2021[3]	3,400	3,829
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,6]	4,191	4,573
Zhaikmunai LP 7.125% 2019[3]	11,000	12,044
		140,547
Financials 0.19%
Banco de Crédito del Perú 5.375% 2020[3]	5,000	5,456
Bank of India 3.625% 2018[3]	6,000	6,060
BBVA Bancomer SA 6.50% 2021[3]	6,550	7,402
HSBK (Europe) BV 7.25% 2021[3]	11,150	12,225
SB Capital SA 5.40% 2017	5,950	6,024
SB Capital SA 5.25% 2023[3]	5,000	4,344
VEB Finance Ltd. 6.902% 2020	5,300	5,260
		46,771
Utilities 0.16%
AES Panamá, SA 6.35% 2016[3]	10,400	11,012
CEZ, a s 4.25% 2022[3]	4,720	4,970
Eskom Holdings Ltd. 5.75% 2021[3]	12,300	12,672
Eskom Holdings SOC Ltd. 5.75% 2021	12,000	12,362
		41,016
Industrials 0.14%
Brunswick Rail Finance Ltd. 6.50% 2017	10,455	10,141
Brunswick Rail Finance Ltd. 6.50% 2017[3]	9,345	9,065
Zoomlion H.K. SPV Co., Ltd. 6.125% 2022[3]	17,000	16,235
		35,441
Telecommunication services 0.14%
Digicel Group Ltd. 8.25% 2020[3]	6,500	6,971
Digicel Group Ltd. 6.00% 2021[3]	6,285	6,411
Digicel Group Ltd. 7.125% 2022[3]	6,575	6,690
MTS International Funding Ltd. 8.625% 2020	13,200	15,309
		35,381
Materials 0.06%
CEMEX SAB de CV 9.00% 2018[3]	1,343	1,430
CEMEX SAB de CV 4.984% 2018[3,8]	12,000	12,718
		14,148
Consumer staples 0.05%
Brasil Foods SA 5.875% 2022[3]	12,000	12,930
New World Fund — Page 11 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 0.01%	Principal amount (000)	Value (000)
Grupo Televisa, SAB 7.25% 2043	MXNMXN 30,240	$1,971
Total corporate bonds & notes		328,205
U.S. Treasury bonds & notes 0.65% U.S. Treasury 0.65%
U.S. Treasury 4.00% 2015[9]	$$157,900	161,236
Total bonds, notes & other debt instruments (cost: $2,269,131,000)		2,404,993
Short-term securities 8.99%
American Honda Finance Corp. 0.11%–0.13% due 10/7/2014–10/8/2014	50,000	99,974
Australia & New Zealand Banking Group, Ltd. 0.14%–0.18% due 8/15/2014–9/5/2014[3]	11,300	30,498
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.10%–0.16% due 8/4/2014–9/3/2014[3]	30,000	99,892
Coca-Cola Co. 0.15% due 12/9/2014[3]	36,500	36,480
Commonwealth Bank of Australia 0.15% due 8/25/2014[3]	48,000	47,998
Electricité de France 0.25% due 1/2/2015[3]	82,650	82,536
Fannie Mae 0.05%–0.14% due 8/6/2014–6/1/2015	84,700	408,379
Federal Home Loan Bank 0.06%–0.17% due 8/13/2014–12/23/2014	50,000	234,210
Freddie Mac 0.06%–0.17% due 9/12/2014–4/22/2015	31,200	335,994
General Electric Capital Corp. 0.12% due 8/20/2014	50,000	49,999
General Electric Co. 0.06%–0.21% due 8/1/2014–1/13/2015	17,500	67,462
GlaxoSmithKline Finance PLC 0.13% due 9/25/2014[3]	65,600	65,583
JPMorgan Chase & Co. 0.28% due 11/13/2014[3]	26,000	25,986
Kells Funding, LLC 0.20% due 8/18/2014[3]	25,000	24,999
Mizuho Funding LLC 0.19%–0.24% due 10/8/2014–1/23/2015[3]	35,000	134,901
Nestlé Finance International Ltd. 0.08%–0.10% due 8/8/2014–11/4/2014[3]	19,200	64,588
Nordea North America, Inc. 0.185% due 11/14/2014[3]	50,000	49,973
Old Line Funding, LLC 0.21%–0.23% due 8/8/2014–1/12/2015[3]	21,635	94,095
Procter & Gamble Co. 0.15% due 1/21/2015[3]	17,500	17,487
Province of Ontario 0.10% due 8/1/2014	20,000	20,000
Reckitt Benckiser Treasury Services PLC 0.20% due 11/21/2014[3]	22,300	22,288
Siemens Capital Co. LLC 0.12% due 9/18/2014[3]	30,000	29,995
Sumitomo Mitsui Banking Corp. 0.20% due 8/12/2014[3]	50,000	49,998
Toronto-Dominion Holdings USA Inc. 0.12%–0.18% due 8/12/2014–11/25/2014[3]	62,400	102,380
Total Capital SA 0.10% due 9/24/2014[3]	50,500	50,490
Total short-term securities (cost: $2,246,052,000)		2,246,185
Total investment securities 99.85% (cost: $19,617,276,000)		24,957,512
Other assets less liabilities 0.15%		36,876
Net assets 100.00%		$24,994,388
New World Fund — Page 12 of 17

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $15,157,091,000, which represented 60.64% of the net assets of the fund. This amount includes $15,113,632,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Miscellaneous," was $1,808,631,000, which represented 7.24% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Coupon rate may change periodically.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $874,000, which represented less than .01% of the net assets of the fund.
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $302,734,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation (depreciation) at 7/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Brazilian reais	8/13/2014	Citibank	$29,056	BRL65,225	$416
Brazilian reais	9/12/2014	Barclays Bank PLC	$18,703	BRL42,175	350
Colombian pesos	8/13/2014	Citibank	$32,507	COP60,803,925	154
Colombian pesos	9/12/2014	JPMorgan Chase	$20,128	COP37,499,025	243
Euros	8/25/2014	JPMorgan Chase	$18,853	€14,000	105
Euros	8/25/2014	Bank of America, N.A.	$31,505	€23,300	303
Euros	9/12/2014	HSBC Bank	$2,348	€1,750	4
Indonesian rupiah	8/14/2014	Barclays Bank PLC	$6,239	IDR73,000,025	(50)
Indonesian rupiah	9/12/2014	Citibank	$3,758	IDR43,933,950	(7)
Japanese yen	8/11/2014	HSBC Bank	$73,672	¥7,480,000	951
Japanese yen	8/25/2014	UBS AG	$5,426	¥550,538	73
Mexican pesos	8/14/2014	UBS AG	$50,035	MXN653,150	682
Mexican pesos	9/12/2014	UBS AG	$29,841	MXN390,300	414
Philippine pesos	8/22/2014	Barclays Bank PLC	$14,641	PHP645,400	(44)
Philippine pesos	9/12/2014	Barclays Bank PLC	$19,558	PHP850,575	16
Polish zloty	8/14/2014	UBS AG	$16,186	PLN49,450	353
Polish zloty	9/12/2014	HSBC Bank	$9,466	PLN29,400	71
Russian rubles	8/11/2014	JPMorgan Chase	$15,503	RUB532,750	632
Russian rubles	9/12/2014	Citibank	$8,516	RUB307,525	5
Turkish lira	8/11/2014	UBS AG	$10,202	TRY21,850	30
Turkish lira	9/12/2014	Citibank	$6,299	TRY13,425	93
					$4,794
New World Fund — Page 13 of 17

unaudited
Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2014 (000)
Hikma Pharmaceuticals PLC[1]	11,911,828	490,000	712,000	11,689,828		$354,642
International Container Terminal Services, Inc.[1]	106,374,000	—	—	106,374,000		276,745
InterOil Corp.[2]	2,228,239	1,355,000	—	3,583,239		202,883
Indus Gas Ltd.[1,2]	7,000,000	3,429,272	—	10,429,272		66,910
Ophir Energy PLC[1,2,3]	32,317,242	15,046,495	20,097,495	27,266,242	—	—
Caracal Energy Inc. (CDI)[3]	—	8,059,986	8,059,986			—
Heritage Oil Ltd.[3]	14,813,874	—	14,813,874			—
$—	$901,180
[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities including those in "Miscellaneous," was $15,157,091,000, which represented 60.64% of the net assets of the fund. This amount includes $15,113,632,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Unaffiliated issuer at 7/31/2014.
CDI = Crest Depository Interest
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
New World Fund — Page 14 of 17

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with
New World Fund — Page 15 of 17

unaudited
the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,235,284	$1,919,344	$—	$3,154,628
Financials	730,575	2,418,524	71	3,149,170
Consumer discretionary	514,702	2,381,588	—	2,896,291
Consumer staples	450,079	1,712,868	—	2,162,947
Industrials	475,258	1,453,364	—	1,928,622
Health care	587,775	1,332,182	—	1,919,957
Energy	586,113	816,839	—	1,402,952
Telecommunication services	112,821	867,116	—	979,937
Other	157,468	1,315,217	—	1,472,683
Miscellaneous	289,197	926,726	13,465	1,229,387
Preferred securities	3,232	—	—	3,232
Convertible bonds	—	6,528	—	6,528
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,915,552	—	1,915,552
Corporate bonds & notes	—	328,205	—	328,205
U.S. Treasury bonds & notes	—	161,236	—	161,236
Short-term securities	—	2,246,185	—	2,246,185
Total	$5,142,504	$19,801,473	$13,536	$24,957,512
	Other investments
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,895	$—	$4,895
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(101)	—	(101)
Total	$—	$4,794	$—	$4,794
*	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,236,102
Gross unrealized depreciation on investment securities	(1,007,653)
Net unrealized appreciation on investment securities	5,228,449
Cost of investment securities	19,729,063
New World Fund — Page 16 of 17

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
BRL = Brazilian reais
CLP = Chilean pesos
COP = Colombian pesos
€ = Euros
HKD = Hong Kong dollars
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
NGN = Nigerian naira
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
SEK = Swedish kronor
TRY = Turkish lira
UYU = Uruguayan pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0313O-S32842	New World Fund — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: September 26, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 26, 2014